Government Grants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Government Grants [Abstract]
Multi-marker test	$ 35,852
Antibody-based pathogens		$ 81,706